Property, Plant and Equipment	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Note 10 – Property, Plant and Equipment
Property, plant and equipment at December 31 consisted of the following:

	2023	2022
Land	$377	$376
Buildings and land improvements	14,795	14,404
Machinery and equipment	16,055	15,844
Construction in progress	1,679	1,368

Gross property, plant and equipment	32,906	31,992
Less accumulated depreciation	(22,245)	(21,442)

Total	$10,661	$10,550

Depreciation expense was $1,328, $1,396 and $1,488 for 2023, 2022 and 2021, respectively. Interest capitalized in 2023, 2022 and 2021 totaled $101, $89 and $76, respectively.
During 2023 and 2022, we acquired $124 and $101 of property, plant and equipment through non-cash
investing and financing transactions. Accounts payable related to purchases of property, plant and equipment were $498 and $396 for the years ended December 31, 2023 and 2022.